UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   September 30, 2006
                                               ---------------------

Check Here if Amendment [ ]; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    [ ] is a restatement
                                        [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

   Name:         BVF Inc.
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   Address:      900 North Michigan Avenue, Suite 1100
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                 Chicago, Illinois  60611
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Form 13F File Number: 28-6800
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Mark N. Lampert
         -------------------------------
Title:        President
         -------------------------------
Phone:        (312) 506-6500
         -------------------------------

Signature, Place and Date of Signing:

     /s/ Mark N. Lampert       San Francisco, California     11/10/06
   ------------------------    -------------------------   -------------
         [Signature] [City, State] [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

                              FORM 13F SUMMARY PAGE

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Report Summary:


Number of Other Included Managers:               1
                                        --------------------

Form 13F Information Table Entry Total:         34
                                        --------------------

Form 13F Information Table Value Total:       140,555
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                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


    No.       Form 13F File Number           Name
    1             28-6770                    BVF Partners L.P.
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                                                     FORM 13F INFORMATION TABLE
                                                                                                                     (SEC USE ONLY)
                                                 Name of Reporting Manager: BVF Inc.

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        Column 1            Column 2    Column 3    Column 4       Column 5          Column 6     Column 7        Column 8

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     NAME OF ISSUER         TITLE OF     CUSIP       VALUE    SHRS OR   SH/   PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
                             CLASS                  (x$1000)  PRN AMT   PRN   CALL   DISCRETION    MANAGERS
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                                                                                                              SOLE   SHARED   NONE
ACADIA PHARMACEUTICALS          COM      004225108      100     11,519   SH            Defined        1                11,519
INC.
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ADVANCED LIFE SCIENCES          COM      00765H107    4,709  1,580,186   SH            Defined        1             1,580,186
HOLDINGS, INC.
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AMARIN CORPORATION PLC          COM      023111107    4,203  1,579,897   SH            Defined        1             1,579,897
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ANADYS PHARMACEUTICALS,         COM      03252Q408    3,502  1,207,700   SH            Defined        1             1,207,700
INC.
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ARADIGM CORPORATION             COM      038505301      672    400,000   SH            Defined        1               400,000
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ARQULE, INC.                    COM      04269E107    5,587  1,327,003   SH            Defined        1             1,327,003
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ARRAY BIOPHARMA INC.            COM      04269X105    1,687    198,015   SH            Defined        1               198,015
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AUTOIMMUNE, INC.                COM      052776101    3,966  3,605,297   SH            Defined        1             3,605,297
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AVALON PHARMACEUTICALS,         COM      05346P106    2,340    866,666   SH            Defined        1               866,666
INC.
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AVIGEN, INC.                    COM      053690103   11,340  2,193,437   SH            Defined        1             2,193,437
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COMBINATORX, INC.               COM      20010A103    2,307    370,349   SH            Defined        1               370,349
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CURIS, INC.                     COM      231269101    1,597  1,165,400   SH            Defined        1             1,165,400
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CYPRESS BIOSCIENCES, INC.       COM      232674507    8,423  1,153,874   SH            Defined        1             1,153,874
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DOV PHARMACEUTICAL, INC.        COM      259858108       36     40,500   SH            Defined        1                40,500
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DYNAVAX TECHNOLOGIES            COM      268158102    3,282    761,600   SH            Defined        1               761,600
CORPORATION
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FLAMEL TECHNLOGIES S.A.         COM      338488109   24,135  1,287,187   SH            Defined        1             1,287,187
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GENAERA CORPORATION             COM      36867G100       63    158,461   SH            Defined        1               158,461
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GENELABS TECHNOLOGIES,          COM      368706206    2,649  1,625,152   SH            Defined        1             1,625,152
INC.
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GTX, INC.                       COM      40052B108    3,418    369,933   SH            Defined        1               369,933
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IMMUNOGEN, INC.                 COM      45253H101    9,960  2,813,476   SH            Defined        1             2,813,476
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KOSAN BIOSCIENCES               COM      50064W107    7,724  1,599,228   SH            Defined        1             1,599,228
INCORPORATED
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LEXICON GENETICS                COM      528872104    3,015    799,628   SH            Defined        1               799,628
INCORPORATED
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MEMORY PHARMACEUTICALS          COM      58606R403    1,100  1,078,833   SH            Defined        1             1,078,833
CORP.
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METABASIS THERAPEUTICS,         COM      59101M105    1,936    344,400   SH            Defined        1               344,400
INC.
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NEUROBIOLOGICAL                 COM      64124W106    6,035  2,546,315   SH            Defined        1             2,546,315
TECHNOLOGIES, INC.
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NPS PHARMACEUTICALS, INC.       COM      62936P103     4,244 1,114,000   SH            Defined        1             1,114,000
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PHARMACOPEIA DRUG               COM      7171EP101    4,937  1,302,570   SH            Defined        1             1,302,570
DISCOVERY, INC.
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REPLIGEN CORPORATION            COM      759916109    6,687  1,966,775   SH            Defined        1             1,966,775
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SGX PHARMACEUTICALS, INC.       COM      78423C108      273    105,800   SH            Defined        1               105,800
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SPECTRUM                        COM      84763A108    1,226    234,000   SH            Defined        1               234,000
PHARMACEUTICALS, INC.
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SUNESIS PHARMACEUTICALS,        COM      867328502    1,764    348,692   SH            Defined        1               348,692
INC.
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TAPESTRY                        COM      876031204    3,120  1,500,000   SH            Defined        1             1,500,000
PHARMACEUTICALS, INC.
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TARGACEPT, INC.                 COM      87611R306    2,916    515,179   SH            Defined        1               515,179
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AMGEN INC JAN 07 40 PUT        OPTION    031162950    1,602     22,400         Put     Defined        1                22,400
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